Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and benefits	$ 1,511,958	$ 1,092,629
Professional fees, other payable and accrued expenses	9,980	2,733
Interest payable		9,450
Accrued expenses and other current liabilities	$ 1,521,938	$ 1,104,812